Note 11 - Income Tax Expenses (Tables)	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Income Tax Expenses [Text Block]
(US dollars in thousands)	2018	2017	2016
Current tax
UK corporation tax	(29)	-	-
Foreign tax	2,279	(2,361)	-
Total current tax	2,250	(2,361)	-

Deferred tax
Current year			-
UK corporation tax	(370)	451	-
Foreign tax	4,378	(3,428)	-
Total deferred tax	4,008	(2,977)	-
			-
Total tax recovery/(charge) on profit on ordinary activities	6,258	(5,338)	-

Reconciliation of Accounting Profit Multiplied by Applicable Tax Rates [Text Block]
(US dollars in thousands)	2018	2017	2016
(Loss)/ profit on ordinary activities before tax	(34,137)	10,919	-
Tax on Group (loss)/profit on ordinary activities at the weighted average corporation tax rate of 23% (2017: UK standard corporation tax rate of 20%)	7,772	(2,184)	-
Effects of:			-
Expenses that are not deductible in determining taxable profits	(3,872)	(20)	-
Release of prior year current tax provision	2,358	-	-
Tax rates of subsidiaries operating in other jurisdictions	-	(3,108)	-
Change in tax rates	-	(26)	-
Total tax recovery/( charge ) for the year recognized in the Consolidated S tatement of Comprehensive Income	6,258	(5,338)	-

Deferred Tax [Text Block]
Deferred tax assets	2018	2017	2016
Deferred tax assets	2,570	2,312	-
Deferred tax liabilities	(26)	(3,776)	-
Net deferred tax asset/(l iability )	2,544	(1,464)	-

Deferred Tax Assets and Liabilities [Text Block]
Deferred tax assets	Tax losses	Other timing differences	Total
April 1, 2016	-	-	-
Credit/(charged) to statement of comprehensive income	739	-	739
Acquisition	1,573	-	1,573
March 31, 2017	2,312	-	2,313
Transfer	(720)	720	-
Credit/(charged) to statement of comprehensive income	(8)	265	257
March 31, 2018	1,585	985	2,570
Deferred tax liabilities	Accelerated allowances	Other timing differences	Total
April 1, 2016	-	-	-
Credit/(charged) to statement of comprehensive income	(13)	(3,763)	(3,776)
March 31, 2017	(13)	(3,763)	(3,776)
Credit/(charged) to statement of comprehensive income	5	3,745	3,750
March 31, 2018	(8)	(18)	(26)